Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Schedule of Segmented Information
	Year ended December 31, 2017
Segment results	San Francisco Mine	Ana Paula Project	Other	Total
Metal revenues	$105,162	$-	$-	$105,162
Production costs	(69,818)	-	-	(69,818)
Depreciation and depletion	(4,641)	-	-	(4,641)
Corporate and administrative expenses	(2,047)	-	(6,590)	(8,637)
Earnings (loss) from operations	$28,656	$-	$(6,590)	$22,066
Capital expenditures	$20,909	$17,256	$163	$38,328

	Year ended December 31, 2016
Segment results	San Francisco Mine	Ana Paula Project	Other	Total
Metal revenues	$123,873	$-	$-	$123,873
Production costs	(74,717)	-	-	(74,717)
Depreciation and depletion	(14,299)	-	-	(14,299)
Corporate and administrative expenses	(2,085)	-	(5,522)	(7,607)
Impairment reversal of mineral properties and other assets	23,699	-	-	23,699
Other	-	-	(13,593)	(13,593)
Earnings (loss) from operations	$56,471	$-	$(19,115)	$37,356
Capital expenditures	$5,647	$13,154	$178	$18,979

Segment assets and liabilities	San Francisco Mine	Ana Paula Project	Other	Total
As at December 31, 2017
Total assets	$89,612	$107,196	$38,827	$235,635
Total liabilities	$33,577	$3,028	$2,445	$39,050
As at December 31, 2016
Total assets	$64,008	$88,427	$18,408	$170,843
Total liabilities	$22,249	$1,791	$3,717	$27,757

Percentage of Metal Revenues by Major Customers	The percentage breakdown of metal revenues by major customer is as follows:
	Years ended December 31,
	2017	2016
Customer A	94%	95%
Customer B	5%	4%
Customer C	1%	1%
Total	100%	100%

Company's Metal Revenues from Operations

The Company’s metal revenues from operations, 100% of which are derived in Mexico, for the years ended December 31, 2017 and 2016, are as follows:

	Years ended December 31,
	2017	2016
Gold	$104,510	$122,916
Silver by-product	652	957
	$105,162	$123,873